Cover		6 Months Ended
	Jul. 25, 2019	Jun. 30, 2019
Cover page.
Document Type	8-K
Document Period End Date	Jul. 25, 2019
Entity Registrant Name	ALASKA AIR GROUP, INC.
Entity Central Index Key	0000766421
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8957
Entity Tax Identification Number	91-1292054
Title of 12(b) Security	Common stock, $0.01 par value
Security Exchange Name	NYSE
Trading Symbol	ALK
Entity Address, Address Line One		19300 International Boulevard
Entity Address, City or Town		Seattle
Entity Address, State or Province		WA
Entity Address, Postal Zip Code	98188
City Area Code	206
Local Phone Number	392-5040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false